EQUITY (Details) $ / shares in Units, $ in Thousands	1 Months Ended					12 Months Ended
	Dec. 31, 2018 USD ($)	Aug. 31, 2018 USD ($) shares	Nov. 30, 2017 USD ($) shares	Jan. 31, 2017 USD ($) shares	Jan. 31, 2014 shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2018 ₪ / shares shares	Dec. 31, 2018 $ / shares shares	May 02, 2018 shares
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares | $						$ 41,902	$ 22,216	$ 35,754
American Depository Shares
Disclosure of classes of share capital [line items]
Number of shares issued		4,166,667	4,090,909						2,857,143	2,857,143
Proceeds from issuance of shares, gross | $	$ 20,000	$ 25,000	$ 22,500
Share issue related costs | $			1,500
Proceeds from issuance of shares | $	$ 18,400	$ 23,500	$ 21,000
American Depository Shares | Underwriters
Disclosure of classes of share capital [line items]
Number of shares issued				3,846,519
Stock Options | American Depository Shares | Underwriters
Disclosure of classes of share capital [line items]
Number of shares issued				133,103
Proceeds from exercise of options | $				$ 1,280
Ordinary shares and warrants
Disclosure of classes of share capital [line items]
Number of shares issued				2,526,320
Procceds from issuance of ordinary shares and warrants | $				$ 2,630
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares									₪ 0.01
Authorized							300,000,000		600,000,000	600,000,000	600,000,000
Issued and paid							212,729,000		283,687,000	283,687,000
Market price per ordinary share | $ / shares										$ 5.55
Ordinary shares | American Depository Shares
Disclosure of classes of share capital [line items]
American depository share equivalent									10	10
Market price per American Depository share | $ / shares										$ 0.54
Ordinary shares | Stock Options
Disclosure of classes of share capital [line items]
Proceeds from exercise of options | $						$ 400	$ 800
Warrants
Disclosure of classes of share capital [line items]
Warrants issued					4,183,496
Warrants | Stock Options | American Depository Shares | Underwriters
Disclosure of classes of share capital [line items]
Warrants issued				2,025,458
Procceds from issuance of ordinary shares and warrants | $				$ 39,400